Schedule of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 37,813,323	$ 46,435,412
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,813,323	46,435,412
Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Remittance Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Fiat Remittance Service [Member]
Disaggregation of Revenue [Line Items]
Revenue	21,745,956	21,592,260
Fiat Remittance Service [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	21,745,956	21,592,260
ODL Remittance Service [Member]
Disaggregation of Revenue [Line Items]
Revenue	430,517	880,171
ODL Remittance Service [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	430,517	880,171
Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue	15,620,573	23,840,573
Sales of Airtime [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	15,620,573	23,840,573
Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	16,275	122,408
Other Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 16,275	$ 122,408